UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	43,856,706	43,856,706